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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08413

Evergreen Equity Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for 8 of its series, Evergreen Disciplined Small-Mid Value Fund, Evergreen Disciplined Value Fund, Evergreen Equity Income Fund, Evergreen Fundamental Large Cap Fund, Evergreen Fundamental Mid Cap Fund, Evergreen Intrinsic Value Fund, Evergreen Small Cap Value Fund, Evergreen Special Values Fund for the quarter ended October 31, 2007. These 8 series have a July 31 fiscal year end.

Date of reporting period: October 31, 2007

Item 1 – Schedule of Investments

EVERGREEN DISCIPLINED SMALL-MID VALUE FUND SCHEDULE OF INVESTMENTS

October 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS 97.1%
CONSUMER DISCRETIONARY 10.9%
Auto Components 0.7%
Lear Corp.	4,974	$176,726

Automobiles 0.6%
Thor Industries, Inc.	3,123	149,904

Diversified Consumer Services 0.7%
Stewart Enterprises, Inc., Class A	21,106	191,432

Hotels, Restaurants & Leisure 1.5%
Bob Evans Farms, Inc.	4,399	123,964
IHOP Corp.	2,570	162,758
O’Charley’s, Inc. *	8,123	130,212

		416,934

Household Durables 1.9%
American Greetings Corp., Class A	6,065	159,752
BLYTH, Inc.	6,665	127,235
NVR, Inc. *	187	88,965
Tupperware Brands Corp.	3,687	133,101

		509,053

Leisure Equipment & Products 0.8%
Hasbro, Inc.	7,664	228,770

Media 2.7%
DreamWorks Animation SKG, Inc., Class A *	6,173	200,993
Harris Interactive, Inc. *	20,458	94,311
Marvel Entertainment, Inc.	6,611	163,556
Scholastic Corp. *	3,408	134,889
Tribune Co.	5,046	152,692

		746,441

Specialty Retail 2.0%
Asbury Automotive Group, Inc.	5,608	102,795
Barnes & Noble, Inc.	4,565	176,391
Brown Shoe Co., Inc.	7,074	144,310
RadioShack Corp.	6,554	135,143

		558,639

CONSUMER STAPLES 6.2%
Beverages 1.3%
Molson Coors Brewing Co., Class B	6,259	358,203

Food & Staples Retailing 1.4%
Casey’s General Stores, Inc.	4,652	132,582
Longs Drug Stores Corp.	2,948	154,800
Spartan Stores, Inc.	4,449	98,901

		386,283

Food Products 1.5%
Del Monte Foods Co.	5,793	210,170
J.M. Smucker Co.	3,443	183,959

		394,129

Household Products 0.5%
Energizer Holdings, Inc. *	1,256	131,001

Personal Products 0.7%
Alberto-Culver Co.	7,554	196,328

Tobacco 0.8%
Universal Corp.	4,536	221,085

1

EVERGREEN DISCIPLINED SMALL-MID VALUE FUND SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
ENERGY 5.2%
Energy Equipment & Services 2.3%
Grey Wolf, Inc. *	26,941	$151,678
SEACOR Holdings, Inc.	2,083	190,907
Tidewater, Inc.	2,457	134,324
Trico Marine Services, Inc.	5,019	162,866

		639,775

Oil, Gas & Consumable Fuels 2.9%
Frontier Oil Corp.	4,536	207,704
Helix Energy Solutions, Inc. *	3,214	148,648
Mariner Energy, Inc. *	6,820	170,500
Swift Energy Co. *	2,224	105,484
Tesoro Corp.	1,891	114,462
USEC, Inc. *	5,813	51,154

		797,952

FINANCIALS 23.8%
Capital Markets 2.3%
Jefferies Group, Inc.	6,533	174,627
Knight Capital Group, Inc., Class A *	8,747	117,297
Raymond James Financial, Inc.	4,601	171,387
Waddell & Reed Financial, Inc., Class A	5,475	181,880

		645,191

Commercial Banks 5.6%
Banco Latinoamericano de Exportaciones SA	6,932	134,966
BOK Financial Corp.	2,162	117,915
Center Financial Corp.	4,243	54,268
Central Pacific Financial Corp.	3,706	83,126
Colonial BancGroup, Inc.	5,303	101,712
East West Bancorp, Inc.	3,636	122,679
Irwin Financial Corp.	8,407	81,043
Oriental Financial Group, Inc.	11,804	147,432
Pacific Capital Bancorp	4,178	86,610
Peoples Bancorp, Inc.	5,094	127,197
Popular, Inc.	12,941	136,528
Simmons First National Corp., Class A	3,674	99,345
Southwest Bancorp, Inc.	5,813	110,040
Taylor Capital Group, Inc.	4,726	122,214

		1,525,075

Consumer Finance 0.4%
Cash America International, Inc.	2,940	114,660

Diversified Consumer Services 0.5%
Nasdaq Stock Market, Inc. *	2,970	138,699

Insurance 9.2%
American Physicians Capital, Inc.	4,060	176,854
Arch Capital Group, Ltd.	3,247	242,778
Aspen Insurance Holdings, Ltd.	7,894	215,980
Axis Capital Holdings, Ltd.	6,621	263,119
HCC Insurance Holdings, Inc.	5,835	174,408
IPC Holdings, Ltd.	6,841	204,614
National Financial Partners Corp.	2,312	126,397
Reinsurance Group of America, Inc.	3,059	174,761
RenaissanceRe Holdings, Ltd.	4,098	239,077
Safety Insurance Group, Inc.	4,054	145,782
TransAtlantic Holdings, Inc.	2,151	160,314

2

EVERGREEN DISCIPLINED SMALL-MID VALUE FUND SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance continued
Universal American Financial Corp.	6,897	$206,220
Zenith National Insurance Corp.	4,534	182,176

		2,512,480

Real Estate Investment Trusts 4.7%
Agree Realty Corp.	4,488	145,321
Arbor Realty Trust, Inc.	5,020	94,778
Ashford Hospitality Trust	14,239	140,112
Capital Trust, Inc., Class A	1,996	67,305
Deerfield Triarc Capital Corp.	8,410	80,315
First Industrial Realty Trust, Inc.	2,909	118,542
Gramercy Capital Corp.	3,002	79,163
Hospitality Properties Trust	4,790	189,684
HRPT Properties Trust	13,285	124,746
LaSalle Hotel Properties	3,655	151,024
LTC Properties, Inc.	2,152	54,532
Newcastle Investment Corp.	3,628	53,876

		1,299,398

Thrifts & Mortgage Finance 1.1%
Corus Bankshares, Inc.	5,253	57,888
FirstFed Financial Corp. *	1,661	71,058
Imperial Capital Bancorp, Inc.	1,809	39,056
IndyMac Bancorp, Inc. ρ	3,525	47,306
PMI Group, Inc.	4,950	79,348

		294,656

HEALTH CARE 7.1%
Biotechnology 0.5%
Applera Corp.-Celera Genomics Group *	8,541	139,304

Health Care Equipment & Supplies 0.3%
Varian Medical Systems, Inc.	1,259	93,027

Health Care Providers & Services 3.2%
AMERIGROUP Corp. *	4,913	171,955
Centene Corp. *	8,819	205,747
Health Net, Inc. *	2,403	128,825
HealthSpring, Inc. *	6,664	139,944
Molina Healthcare, Inc. *	5,799	221,000

		867,471

Life Sciences Tools & Services 1.9%
Charles River Laboratories International, Inc. *	4,103	237,974
Invitrogen Corp. *	3,110	282,606

		520,580

Pharmaceuticals 1.2%
King Pharmaceuticals, Inc. *	13,520	143,312
Watson Pharmaceuticals, Inc. *	5,873	179,479

		322,791

INDUSTRIALS 12.4%
Aerospace & Defense 0.8%
Curtiss-Wright Corp.	4,159	234,110

Air Freight & Logistics 0.3%
Pacer International, Inc.	5,865	86,450

Airlines 0.6%
UAL Corp.	3,202	153,376

3

EVERGREEN DISCIPLINED SMALL-MID VALUE FUND SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Commercial Services & Supplies 2.5%
Bowne & Co.	6,748	$117,281
Deluxe Corp.	3,650	147,241
RSC Holdings, Inc.	7,424	108,019
Spherion Corp. *	20,757	181,001
United Stationers, Inc. *	2,299	133,135

		686,677

Construction & Engineering 0.8%
EMCOR Group, Inc.	6,678	229,923

Electrical Equipment 1.3%
Hubbell, Inc., Class B	2,607	143,385
Lamson & Sessions Co. *	7,841	213,589

		356,974

Industrial Conglomerates 1.5%
Teleflex, Inc.	3,166	231,783
Tredegar Corp.	9,963	173,555

		405,338

Machinery 4.0%
Accuride Corp. *	5,841	59,578
AGCO Corp. *	2,568	153,258
Gardner Denver, Inc. *	5,359	193,621
Mueller Industries, Inc.	5,535	199,039
SPX Corp.	1,886	191,052
Terex Corp. *	1,476	109,549
Timken Co.	5,659	188,218

		1,094,315

Road & Rail 0.6%
Hertz Global Holdings, Inc.	7,169	155,424

INFORMATION TECHNOLOGY 11.5%
Communications Equipment 2.3%
ADC Telecommunications, Inc. *	6,578	123,009
Adtran, Inc.	5,167	124,370
Extreme Networks, Inc. *	33,464	146,572
Plantronics, Inc.	3,754	102,672
Tekelec *	10,177	134,336

		630,959

Computers & Peripherals 0.4%
Lexmark International, Inc., Class A *	2,657	111,567

Electronic Equipment & Instruments 2.4%
Avnet, Inc. *	4,131	172,345
AVX Corp.	8,878	137,165
Littelfuse, Inc. *	2,941	93,612
Tech Data Corp. *	3,130	123,103
Vishay Intertechnology, Inc. *	10,637	133,920

		660,145

IT Services 2.7%
CACI International, Inc., Class A *	3,306	178,028
CIBER, Inc.	16,822	131,043
Convergys Corp. *	6,041	110,732
Hewitt Associates, Inc., Class A *	3,980	140,414
ManTech International Corp., Class A *	4,752	188,940

		749,157

4

EVERGREEN DISCIPLINED SMALL-MID VALUE FUND SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment 2.7%
Amkor Technology, Inc. *	8,477	$96,044
Brooks Automation, Inc.	7,221	93,729
Integrated Device Technology, Inc.	9,715	130,472
Skyworks Solutions, Inc. *	11,412	105,219
Teradyne, Inc. *	10,356	127,793
Zoran Corp. *	6,877	175,364

		728,621

Software 1.0%
Compuware Corp. *	13,804	138,040
Lawson Software, Inc.	10,719	121,018

		259,058

MATERIALS 8.3%
Chemicals 4.6%
Celanese Corp., Ser. A	5,750	241,270
Cytec Industries, Inc.	2,475	165,107
H.B. Fuller Co.	6,204	182,584
Lubrizol Corp.	4,054	275,185
OM Group, Inc.	2,970	157,351
PolyOne Corp. *	13,918	111,205
Spartech Corp.	8,288	127,386

		1,260,088

Containers & Packaging 0.7%
Pactiv Corp. *	3,145	86,393
Temple-Inland, Inc.	2,091	112,224

		198,617

Metals & Mining 1.6%
Carpenter Technology Corp.	1,448	209,830
Quanex Corp.	5,297	218,183

		428,013

Paper & Forest Products 1.4%
Buckeye Technologies, Inc.	9,088	162,857
Schweitzer-Mauduit International, Inc.	7,643	214,157

		377,014

TELECOMMUNICATION SERVICES 2.0%
Diversified Telecommunication Services 1.1%
CenturyTel, Inc.	5,726	252,230
IDT Corp., Class B *	7,685	61,711

		313,941

Wireless Telecommunication Services 0.9%
Telephone & Data Systems, Inc.	3,573	249,395

UTILITIES 9.7%
Electric Utilities 3.4%
CMS Energy Corp.	12,208	207,169
Northeast Utilities	7,436	229,252
Pepco Holdings, Inc.	11,351	323,390
UIL Holdings Corp.	4,688	164,924

		924,735

5

EVERGREEN DISCIPLINED SMALL-MID VALUE FUND SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Gas Utilities 3.2%
AGL Resources, Inc.	3,423	$135,311
ONEOK, Inc.	6,308	315,022
Southern Union Co.	6,343	199,804
WGL Holdings, Inc.	6,953	235,846

		885,983

Multi-Utilities 3.1%
Alliant Energy Corp.	4,291	171,640
CenterPoint Energy, Inc.	10,606	177,757
NSTAR	7,047	247,773
OGE Energy Corp.	6,418	245,809

		842,979

Total Common Stocks (cost $27,487,712)		26,598,846

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 0.2%
MUTUAL FUND SHARES 0.2%
AIM Short-Term Investments Trust Government & Agency Portfolio, Class I, 4.84% q (cost $43,982)	43,982	43,982

SHORT-TERM INVESTMENTS 3.0%
MUTUAL FUND SHARES 2.8%
Evergreen Institutional Money Market Fund, Class I, 5.03% q ø	772,920	772,920

	Principal Amount	Value

U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Bill, 3.75%, 12/20/2007 ß ƒ	$50,000	49,745

Total Short-Term Investments (cost $822,665)		822,665

Total Investments (cost $28,354,359) 100.3%		27,465,493
Other Assets and Liabilities (0.3%)		(27,172)

Net Assets 100.0%		$27,438,321

*	Non-income producing security
ρ	All or a portion of this security is on loan.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
ß	Rate shown represents the yield to maturity at date of purchase.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.

At October 31, 2007, the Fund had open long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at October 31, 2007	Unrealized Gain

December 2007	2 Russell 2000 Mini Futures	$165,116	$166,460	$1,344
December 2007	4 S&P MidCap 400 Futures	362,192	364,840	2,648

On October 31, 2007, the aggregate cost of securities for federal income tax purposes was $28,360,872. The gross unrealized appreciation and depreciation on securities based on tax cost was $1,438,524 and $2,333,903, respectively, with an unrealized depreciation of $895,379.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

6

EVERGREEN DISCIPLINED SMALL-MID VALUE FUND SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

Futures contracts

In order to gain exposure to, or protect against changes in, security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

7

EVERGREEN DISCIPLINED VALUE FUND SCHEDULE OF INVESTMENTS

October 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS 97.5%
CONSUMER DISCRETIONARY 7.4%
Hotels, Restaurants & Leisure 1.9%
Brinker International, Inc.	108,256	$2,748,620
Darden Restaurants, Inc.	83,428	3,587,404
McDonald’s Corp.	103,022	6,150,413

		12,486,437

Leisure Equipment & Products 0.6%
Hasbro, Inc.	137,755	4,111,987

Media 3.3%
Meredith Corp.	53,503	3,330,562
Omnicom Group, Inc.	70,617	3,600,054
Time Warner, Inc.	258,099	4,712,888
Viacom, Inc., Class B *	75,407	3,113,555
Walt Disney Co.	198,676	6,880,150

		21,637,209

Multi-line Retail 0.4%
J.C. Penney Co., Inc.	44,073	2,478,666

Specialty Retail 0.5%
TJX Cos.	97,725	2,827,184

Textiles, Apparel & Luxury Goods 0.7%
Nike, Inc., Class B	70,432	4,666,824

CONSUMER STAPLES 8.0%
Beverages 1.7%
Coca-Cola Enterprises, Inc. ρ	160,464	4,141,576
Molson Coors Brewing Co., Class B	119,870	6,860,160

		11,001,736

Food & Staples Retailing 1.3%
Kroger Co.	153,649	4,515,744
Safeway, Inc.	120,261	4,088,874

		8,604,618

Household Products 2.2%
Energizer Holdings, Inc. *	28,012	2,921,652
Procter & Gamble Co.	158,718	11,034,075

		13,955,727

Tobacco 2.8%
Altria Group, Inc.	165,989	12,105,578
Reynolds American, Inc. ρ	95,273	6,138,439

		18,244,017

ENERGY 14.0%
Energy Equipment & Services 0.7%
Halliburton Co.	54,671	2,155,131
National Oilwell Varco, Inc. *	33,898	2,482,690

		4,637,821

Oil, Gas & Consumable Fuels 13.3%
Chevron Corp.	234,997	21,504,575
ConocoPhillips	178,397	15,156,609
Exxon Mobil Corp.	406,885	37,429,351
Marathon Oil Corp.	121,512	7,185,005
Occidental Petroleum Corp.	32,917	2,272,919
Valero Energy Corp.	43,977	3,097,300

		86,645,759

1

EVERGREEN DISCIPLINED VALUE FUND SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS 26.4%
Capital Markets 4.3%
Goldman Sachs Group, Inc.	31,056	$7,699,403
Lehman Brothers Holdings, Inc.	47,399	3,002,253
Merrill Lynch & Co., Inc.	86,132	5,686,435
Morgan Stanley	101,870	6,851,776
State Street Corp.	56,319	4,492,567

		27,732,434

Commercial Banks 3.7%
Comerica, Inc.	55,083	2,571,274
PNC Financial Services Group, Inc.	56,485	4,075,958
U.S. Bancorp	97,020	3,217,183
Wells Fargo & Co.	422,193	14,358,784

		24,223,199

Diversified Financial Services 8.2%
Bank of America Corp.	361,491	17,452,786
Citigroup, Inc.	440,206	18,444,631
JPMorgan Chase & Co.	374,108	17,583,076

		53,480,493

Insurance 8.0%
ACE, Ltd.	92,300	5,594,303
Allstate Corp.	143,205	7,503,942
American International Group, Inc.	119,063	7,515,257
Chubb Corp.	113,146	6,036,339
Hartford Financial Services Group, Inc.	63,311	6,143,066
MetLife, Inc.	76,635	5,276,320
PartnerRe, Ltd.	44,424	3,698,298
Reinsurance Group of America, Inc.	27,125	1,549,651
Travelers Companies, Inc.	164,170	8,571,316

		51,888,492

Real Estate Investment Trusts 1.4%
Hospitality Properties Trust	51,204	2,027,678
HRPT Properties Trust ρ	403,023	3,784,386
Simon Property Group, Inc. ρ	32,656	3,399,816

		9,211,880

Thrifts & Mortgage Finance 0.8%
Freddie Mac	94,918	4,957,567

HEALTH CARE 9.7%
Biotechnology 0.9%
Biogen Idec, Inc. *	80,016	5,956,391

Health Care Equipment & Supplies 0.5%
Baxter International, Inc.	51,792	3,108,038

Health Care Providers & Services 1.7%
CIGNA Corp.	103,203	5,417,125
McKesson Corp.	47,695	3,152,640
UnitedHealth Group, Inc.	47,697	2,344,308

		10,914,073

Life Sciences Tools & Services 0.7%
Invitrogen Corp. *	48,090	4,369,938

2

EVERGREEN DISCIPLINED VALUE FUND SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals 5.9%
Eli Lilly & Co.	74,382	$4,027,785
Johnson & Johnson	203,895	13,287,837
Pfizer, Inc.	672,631	16,553,449
Wyeth	101,347	4,928,505

		38,797,576

INDUSTRIALS 10.6%
Aerospace & Defense 3.4%
Boeing Co.	32,668	3,220,738
General Dynamics Corp.	53,854	4,898,560
L-3 Communications Holdings, Inc.	42,815	4,694,237
Lockheed Martin Corp.	30,504	3,356,660
Northrop Grumman Corp.	75,139	6,283,123

		22,453,318

Commercial Services & Supplies 0.5%
Manpower, Inc.	41,669	3,114,341

Industrial Conglomerates 3.2%
General Electric Co.	507,423	20,885,531

Machinery 2.7%
Cummins, Inc.	34,497	4,138,260
Eaton Corp.	34,667	3,209,471
Paccar, Inc.	52,212	2,900,898
Parker Hannifin Corp.	87,711	7,049,293

		17,297,922

Road & Rail 0.8%
Norfolk Southern Corp.	58,099	3,000,814
Ryder System, Inc.	52,065	2,491,310

		5,492,124

INFORMATION TECHNOLOGY 4.9%
Computers & Peripherals 2.0%
Dell, Inc. *	80,219	2,454,701
Hewlett-Packard Co.	79,955	4,132,075
International Business Machines Corp.	53,566	6,220,084

		12,806,860

IT Services 0.9%
Accenture, Ltd., Class A	59,363	2,318,125
Computer Sciences Corp. *	58,440	3,412,312

		5,730,437

Office Electronics 0.5%
Xerox Corp. *	199,914	3,486,500

Semiconductors & Semiconductor Equipment 0.3%
Intel Corp.	86,628	2,330,293

Software 1.2%
Microsoft Corp.	109,236	4,020,977
Symantec Corp. *	193,162	3,627,582

		7,648,559

3

EVERGREEN DISCIPLINED VALUE FUND SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS 3.8%
Chemicals 2.2%
Air Products & Chemicals, Inc.	35,582	$3,481,699
Eastman Chemical Co.	40,362	2,687,705
Lubrizol Corp.	75,559	5,128,945
Lyondell Chemical Co.	58,616	2,781,329

		14,079,678

Metals & Mining 1.0%
Freeport-McMoRan Copper & Gold, Inc.	31,096	3,659,377
United States Steel Corp.	28,383	3,062,526

		6,721,903

Paper & Forest Products 0.6%
International Paper Co.	109,081	4,031,634

TELECOMMUNICATION SERVICES 7.3%
Diversified Telecommunication Services 6.6%
AT&T, Inc.	527,686	22,051,998
CenturyTel, Inc.	53,248	2,345,575
Embarq Corp.	42,410	2,244,337
Qwest Communications International, Inc. * ρ	320,984	2,304,665
Verizon Communications, Inc.	308,345	14,205,454

		43,152,029

Wireless Telecommunication Services 0.7%
Sprint Nextel Corp.	255,604	4,370,828

UTILITIES 5.4%
Electric Utilities 2.1%
Edison International	80,748	4,695,496
FirstEnergy Corp.	100,001	6,970,070
Pepco Holdings, Inc.	75,419	2,148,687

		13,814,253

Multi-Utilities 3.3%
CenterPoint Energy, Inc.	146,369	2,453,145
DTE Energy Co.	52,904	2,624,038
OGE Energy Corp. ρ	100,017	3,830,651
PG&E Corp.	115,669	5,659,684
Public Service Enterprise Group, Inc.	68,429	6,541,813

		21,109,331

Total Common Stocks (cost $522,856,278)		634,463,607

	Principal Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 2.0%
CORPORATE BONDS 0.3%
Capital Markets 0.1%
Bear Stearns Cos., 5.08%, 01/10/2008	$1,000,488	998,945

Diversified Financial Services 0.2%
Citigroup Global Markets, Inc., 5.06%, 11/01/2007	1,000,000	1,000,000

	Shares	Value

MUTUAL FUND SHARES 0.2%
AIM Short-Term Investments Trust Government & Agency Portfolio, Class I, 4.84% q	968,835	968,835

4

EVERGREEN DISCIPLINED VALUE FUND SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)
	Principal Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED continued
REPURCHASE AGREEMENTS ^ 1.5%
ABN AMRO, Inc., 5.02%, dated 10/31/2007, maturing 11/01/2007, maturity value $4,000,558	$1,000,000	$1,000,000
Banc of America Securities, LLC, 5.01%, dated 10/31/2007, maturing 11/01/2007, maturity value $1,000,139	1,000,000	1,000,000
BNP Paribas Securities, 5.02%, dated 10/31/2007, maturing 11/01/2007, maturity value $2,000,279	2,000,000	2,000,000
Cantor Fitzgerald & Co., 5.13%, dated 10/31/2007, maturing 11/01/2007, maturity value $1,000,143	1,000,000	1,000,000
Credit Suisse First Boston Corp., 5.02%, dated 10/31/2007, maturing 11/01/2007, maturity value $1,000,139	1,000,000	1,000,000
Deutsche Bank AG, 5.02%, dated 10/31/2007, maturing 11/01/2007, maturity value $1,000,139	1,000,000	1,000,000
Dresdner Kleinwort Wasserstein Securities, LLC, 5.02%, dated 10/31/2007, maturing 11/01/2007, maturity value $1,000,139	1,000,000	1,000,000
Greenwich Capital Markets, Inc., 5.02%, dated 10/31/2007, maturing 11/01/2007, maturity value $1,000,139	1,000,000	1,000,000
Lehman Brothers, Inc., 5.01%, dated 10/31/2007, maturing 11/01/2007, maturity value $1,000,139	1,000,000	1,000,000

		10,000,000

Total Investments of Cash Collateral from Securities Loaned (cost $12,967,780)		12,967,780

	Shares	Value

SHORT-TERM INVESTMENTS 2.4%
MUTUAL FUND SHARES 2.3%
Evergreen Institutional Money Market Fund, Class I, 5.03% q ø	14,786,049	14,786,049

	Principal Amount	Value

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bills:
3.83%, 01/24/2008 ß ƒ	$100,000	99,106
4.68%, 11/08/2007 ß ƒ	500,000	499,545

		598,651

Total Short-Term Investments (cost $15,384,700)		15,384,700

Total Investments (cost $551,208,758) 101.9%		662,816,087
Other Assets and Liabilities (1.9%)		(12,287,624)

Net Assets 100.0%		$650,528,463

*	Non-income producing security
p	All or a portion of this security is on loan.
q	Rate shown is the 7-day annualized yield at period end.
^

Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 166 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
ß	Rate shown represents the yield to maturity at date of purchase.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.

At October 31, 2007, the Fund had open long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at October 31, 2007	Unrealized Gain

December 2007	23 S&P 500 Index	$8,652,186	$8,940,675	$288,489

On October 31, 2007, the aggregate cost of securities for federal income tax purposes was $554,365,314.

The gross unrealized appreciation and depreciation on securities based on tax cost was $115,470,664 and $7,019,891, respectively, with a net unrealized appreciation of $108,450,773.

5

EVERGREEN DISCIPLINED VALUE FUND SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Futures contracts

In order to gain exposure to, or protect against changes in, security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

6

EVERGREEN EQUITY INCOME FUND SCHEDULE OF INVESTMENTS

October 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS 99.1%
CONSUMER DISCRETIONARY 10.8%
Diversified Consumer Services 1.6%
Apollo Group, Inc., Class A *	229,200	$18,166,392

Hotels, Restaurants & Leisure 2.1%
Carnival Corp. ρ	502,000	24,085,960

Media 3.2%
Omnicom Group, Inc.	721,966	36,805,827

Multi-line Retail 1.2%
Target Corp.	232,392	14,259,573

Specialty Retail 0.8%
Best Buy Co., Inc. ρ	193,200	9,374,064

Textiles, Apparel & Luxury Goods 1.9%
Timberland Co., Class A *	1,134,000	22,124,340

CONSUMER STAPLES 13.2%
Beverages 3.5%
Coca-Cola Co.	232,996	14,389,833
Diageo plc	1,114,386	25,543,560

		39,933,393

Food & Staples Retailing 2.3%
Whole Foods Market, Inc. ρ	531,800	26,345,372

Food Products 2.0%
Kraft Foods, Inc., Class A	359,022	11,994,925
McCormick & Co., Inc.	323,900	11,346,217

		23,341,142

Household Products 3.9%
Clorox Co.	190,900	11,944,613
Procter & Gamble Co.	482,821	33,565,716

		45,510,329

Tobacco 1.5%
Altria Group, Inc.	232,683	16,969,571

ENERGY 13.9%
Energy Equipment & Services 1.0%
Schlumberger, Ltd.	114,703	11,076,869

Oil, Gas & Consumable Fuels 12.9%
Chevron Corp.	370,300	33,886,153
ConocoPhillips	559,526	47,537,329
Exxon Mobil Corp.	519,229	47,763,876
Occidental Petroleum Corp.	280,230	19,349,881

		148,537,239

FINANCIALS 22.0%
Capital Markets 3.0%
Legg Mason, Inc.	423,800	35,149,972

Commercial Banks 2.6%
PNC Financial Services Group, Inc. ρ	251,424	18,142,756
Wells Fargo & Co.	333,504	11,342,471

		29,485,227

Diversified Financial Services 8.8%
Apollo Global Management, LLC, Class A	451,410	12,188,070
Bank of America Corp.	873,185	42,157,372
Citigroup, Inc.	805,435	33,747,726
JPMorgan Chase & Co.	282,510	13,277,970

		101,371,138

1

EVERGREEN EQUITY INCOME FUND SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance 5.2%
American International Group, Inc.	246,502	$15,559,206
Genworth Financial, Inc., Class A	165,173	4,509,223
Marsh & McLennan Cos. ρ	903,363	23,388,068
Prudential Financial, Inc.	110,000	10,639,200
Stewart Information Services Corp. ρ	217,300	6,301,700

		60,397,397

Thrifts & Mortgage Finance 2.4%
Fannie Mae	265,000	15,115,600
Freddie Mac	232,531	12,145,094

		27,260,694

HEALTH CARE 12.7%
Biotechnology 2.1%
Amgen, Inc. *	429,800	24,975,678

Health Care Equipment & Supplies 3.2%
Baxter International, Inc.	171,462	10,289,435
Boston Scientific Corp. *	781,300	10,836,631
Medtronic, Inc.	327,594	15,541,059

		36,667,125

Health Care Providers & Services 2.0%
WellPoint, Inc. *	292,195	23,150,610

Pharmaceuticals 5.4%
Bristol-Myers Squibb Co.	395,526	11,861,825
Merck & Co., Inc.	174,658	10,175,575
Novartis AG, ADR	427,800	22,746,126
Pfizer, Inc.	698,630	17,193,284

		61,976,810

INDUSTRIALS 8.2%
Aerospace & Defense 1.1%
Lockheed Martin Corp.	115,950	12,759,138

Air Freight & Logistics 1.7%
Expeditors International of Washington, Inc. ρ	265,000	13,422,250
United Parcel Service, Inc., Class B	82,000	6,158,200

		19,580,450

Commercial Services & Supplies 1.0%
Cintas Corp.	307,500	11,254,500

Industrial Conglomerates 4.4%
General Electric Co.	1,227,169	50,510,276

INFORMATION TECHNOLOGY 8.2%
Communications Equipment 2.0%
QUALCOMM, Inc.	530,200	22,655,446

Computers & Peripherals 0.9%
Dell, Inc. *	350,000	10,710,000

IT Services 0.7%
Affiliated Computer Services, Inc., Class A *	148,879	7,542,210

Semiconductors & Semiconductor Equipment 2.3%
Intel Corp.	548,200	14,746,580
Texas Instruments, Inc.	367,300	11,973,980

		26,720,560

Software 2.3%
Microsoft Corp.	712,453	26,225,395

2

EVERGREEN EQUITY INCOME FUND SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES 5.9%
Diversified Telecommunication Services 4.9%
AT&T, Inc.	763,180	$31,893,292
Verizon Communications, Inc.	544,352	25,078,297

		56,971,589

Wireless Telecommunication Services 1.0%
Sprint Nextel Corp. ρ	659,128	11,271,088

UTILITIES 4.2%
Electric Utilities 3.6%
Entergy Corp.	107,360	12,869,243
Exelon Corp. ρ;	186,500	15,438,470
Fortum Oyj ρ;	319,800	13,880,970

		42,188,683

Multi-Utilities 0.6%
Energy East Corp.	233,729	6,516,365

Total Common Stocks (cost $936,901,717)		1,141,870,422

	Principal Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 6.1%
COMMERCIAL PAPER 1.3%
East Fleet Finance, LLC, 4.99%, 12/03/2007	$9,998,461	9,999,822
Erste Finance, 4.97%, 01/11/2008	5,000,000	5,000,000

		14,999,822

CORPORATE BONDS 2.4%
Capital Markets 0.2%
Morgan Stanley, FRN, 5.12%, 01/11/2008	2,002,140	2,000,516

Commercial Banks 0.4%
BNP Paribas SA, 4.85%, 02/22/2008	5,001,500	4,998,441

Consumer Finance 0.7%
Carrera Capital Finance, LLC, FRN, 4.85%, 05/27/2008	2,999,700	2,997,172
Cullinan Finance Corp., FRN, 4.82%, 01/11/2008	4,999,028	4,988,746

		7,985,918

Diversified Financial Services 1.1%
Bank of America Corp., FRN, 4.99%, 02/08/2008	4,000,000	4,000,825
Natixis Corp., FRN, 4.99%, 02/11/2008	999,919	999,681
Premier Asset Collateralized Entity, LLC, FRN, 5.07%, 05/15/2008	2,999,700	2,997,505
Sigma Finance, Inc., FRN, 4.84%, 06/16/2008	5,000,175	4,993,071

		12,991,082

	Shares	Value

MUTUAL FUND SHARES 0.0%
AIM Short-Term Investments Trust Government and Agency Portfolio, Class I, 4.84% q	485,484	485,484

3

EVERGREEN EQUITY INCOME FUND SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)
	Principal Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED continued
REPURCHASE AGREEMENTS ^ 2.4%
ABN Amro, Inc., 5.02%, dated 10/31/2007, maturing 11/01/2007, maturity value $1,000,139	$1,000,000	$1,000,000
Banc of America Securities, LLC, 5.01%, dated 10/31/2007, maturing 11/01/2007, maturity value $10,001,392	10,000,000	10,000,000
BNP Paribas Securities, Inc., 5.02%, dated 10/31/2007, maturing 11/01/2007, maturity value $1,000,139	1,000,000	1,000,000
Cantor Fitzgerald & Co., 5.13%, dated 10/31/2007, maturing 11/01/2007, maturity value $1,000,143	1,000,000	1,000,000
Credit Suisse First Boston, LLC, 5.02%, dated 10/31/2007, maturing 11/01/2007, maturity value $6,000,837	6,000,000	6,000,000
Deutsche Bank Securities, Inc., 5.02%, dated 10/31/2007, maturing 11/01/2007, maturity value $1,000,139	1,000,000	1,000,000
Dresdner Kleinwort Wasserstein Securities, LLC, 5.02%, dated 10/31/2007, maturing 11/01/2007, maturity value $1,000,139	1,000,000	1,000,000
Greenwich Capital Markets, Inc., 5.02%, dated 10/31/2007, maturing 11/01/2007, maturity value $2,000,279	2,000,000	2,000,000
Lehman Brothers, Inc., 5.01%, dated 10/31/2007, maturing 11/01/2007, maturity value $1,000,139	1,000,000	1,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., 5.01%, dated 10/31/2007, maturing 11/01/2007, maturity value $3,000,418	3,000,000	3,000,000

		27,000,000

Total Investments of Cash Collateral from Securities Loaned (cost $70,461,263)		70,461,263

	Shares	Value

SHORT-TERM INVESTMENTS 0.8%
MUTUAL FUND SHARES 0.8%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 4.60% q ø (cost $8,579,306)	8,579,306	8,579,306

Total Investments (cost $1,015,942,286) 106.0%		1,220,910,991
Other Assets and Liabilities (6.0%)		(68,897,603)

Net Assets 100.0%		$1,152,013,388

*	Non-income producing security
ρ	All or a portion of this security is on loan.
^

Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 172 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.

q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt
FRN	Floating Rate Note

On October 31, 2007, the aggregate cost of securities for federal income tax purposes was $1,016,381,533. The gross unrealized appreciation and depreciation on securities based on tax cost was $219,168,636 and $14,639,178, respectively, with a net unrealized appreciation of $204,529,458.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

4

EVERGREEN EQUITY INCOME FUND SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

5

EVERGREEN FUNDAMENTAL LARGE CAP FUND SCHEDULE OF INVESTMENTS

October 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS 96.9%
CONSUMER DISCRETIONARY 10.0%
Diversified Consumer Services 2.1%
Apollo Group, Inc., Class A *	317,258	$25,145,869

Internet & Catalog Retail 3.4%
Amazon.com, Inc. * ρ	450,000	40,117,500

Media 1.4%
Omnicom Group, Inc.	334,192	17,037,108

Specialty Retail 1.1%
Best Buy Co., Inc. ρ	267,938	13,000,352

Textiles, Apparel & Luxury Goods 2.0%
Timberland Co., Class A *	1,254,476	24,474,827

CONSUMER STAPLES 12.3%
Beverages 2.4%
Diageo plc	605,131	13,870,598
Diageo plc, ADR	44,312	4,065,626
PepsiCo, Inc.	146,916	10,830,647

		28,766,871

Food & Staples Retailing 3.6%
CVS Caremark Corp.	515,500	21,532,435
Whole Foods Market, Inc. ρ	451,768	22,380,587

		43,913,022

Food Products 1.0%
McCormick & Co., Inc.	335,790	11,762,724

Household Products 4.0%
Clorox Co.	197,777	12,374,907
Procter & Gamble Co.	508,433	35,346,262

		47,721,169

Tobacco 1.3%
Altria Group, Inc.	216,798	15,811,078

ENERGY 9.9%
Energy Equipment & Services 1.5%
Schlumberger, Ltd.	186,390	17,999,683

Oil, Gas & Consumable Fuels 8.4%
Apache Corp.	143,206	14,866,215
BP plc, ADR	166,701	13,001,011
Chevron Corp.	101,871	9,322,215
ConocoPhillips	168,557	14,320,603
Exxon Mobil Corp.	540,351	49,706,888

		101,216,932

FINANCIALS 16.8%
Capital Markets 5.2%
Goldman Sachs Group, Inc.	77,413	19,192,231
Legg Mason, Inc.	290,895	24,126,831
State Street Corp.	131,772	10,511,453
T. Rowe Price Group, Inc. ρ	138,597	8,903,471

		62,733,986

Commercial Banks 2.5%
Wells Fargo & Co. ρ	865,379	29,431,540

Consumer Finance 1.0%
American Express Co.	204,091	12,439,346

1

EVERGREEN FUNDAMENTAL LARGE CAP FUND SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Diversified Financial Services 5.1%
Apollo Global Management, LLC, Class A +	463,041	$12,502,107
Citigroup, Inc.	857,299	35,920,828
JPMorgan Chase & Co.	256,743	12,066,921

		60,489,856

Insurance 3.0%
American International Group, Inc.	198,965	12,558,671
Hartford Financial Services Group, Inc.	120,833	11,724,426
Prudential Financial, Inc.	119,938	11,600,403

		35,883,500

HEALTH CARE 12.3%
Biotechnology 3.0%
Amgen, Inc. *	414,639	24,094,672
Biogen Idec, Inc. *	160,938	11,980,225

		36,074,897

Health Care Equipment & Supplies 2.1%
Baxter International, Inc.	244,513	14,673,225
Medtronic, Inc.	229,886	10,905,792

		25,579,017

Health Care Providers & Services 1.0%
WellPoint, Inc. *	145,037	11,491,281

Pharmaceuticals 6.2%
Abbott Laboratories	215,295	11,759,413
Bristol-Myers Squibb Co. ρ	406,307	12,185,147
Johnson & Johnson	180,960	11,793,163
Novartis AG, ADR	283,073	15,050,991
Pfizer, Inc.	643,857	15,845,321
Wyeth	162,652	7,909,767

		74,543,802

INDUSTRIALS 7.5%
Aerospace & Defense 1.9%
Lockheed Martin Corp.	132,834	14,617,053
United Technologies Corp.	99,747	7,639,623

		22,256,676

Air Freight & Logistics 1.5%
Expeditors International of Washington, Inc. ρ	141,325	7,158,111
United Parcel Service, Inc., Class B ρ	148,708	11,167,971

		18,326,082

Industrial Conglomerates 4.1%
General Electric Co. ρ	1,190,071	48,983,322

INFORMATION TECHNOLOGY 23.6%
Communications Equipment 6.8%
Cisco Systems, Inc. *	1,060,819	35,070,676
QUALCOMM, Inc.	1,086,538	46,427,769

	81,498,445

Computers & Peripherals 2.2%
Dell, Inc. *	867,399	26,542,409

Internet Software & Services 4.6%
eBay, Inc. *	628,062	22,673,038
Google, Inc., Class A *	46,765	33,062,855

		55,735,893

2

EVERGREEN FUNDAMENTAL LARGE CAP FUND SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
IT Services 1.5%
Accenture, Ltd., Class A	145,011	$5,662,680
Automatic Data Processing, Inc.	240,440	11,916,206

		17,578,886

Semiconductors & Semiconductor Equipment 3.8%
Altera Corp.	653,473	12,821,140
Intel Corp.	775,438	20,859,282
Texas Instruments, Inc.	348,411	11,358,199

		45,038,621

Software 4.7%
Microsoft Corp.	692,325	25,484,483
Oracle Corp. *	1,398,243	30,999,048

		56,483,531

MATERIALS 1.0%
Chemicals 1.0%
Air Products & Chemicals, Inc.	126,229	12,351,508

TELECOMMUNICATION SERVICES 2.6%
Diversified Telecommunication Services 1.8%
AT&T, Inc.	280,129	11,706,591
Verizon Communications, Inc.	203,482	9,374,415

		21,081,006

Wireless Telecommunication Services 0.8%
Sprint Nextel Corp. ρ	553,537	9,465,483

UTILITIES 0.9%
Electric Utilities 0.9%
Exelon Corp.	127,937	10,590,625
Total Common Stocks (cost $821,996,465)		1,161,566,847

	Principal Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 9.6%
COMMERCIAL PAPER 2.0%
Cheyne Finance, FRN, 5.00%, 05/19/2008 ☐ + •	$10,000,000	9,780,000
East Fleet Finance, LLC, 4.53%, 12/03/2007	9,998,461	9,999,822
Erste Finance, 4.53%, 01/11/2008	5,000,000	5,000,000

		24,779,822

CORPORATE BONDS 1.9%
Capital Markets 0.4%
Morgan Stanley, FRN, 5.12%, 01/11/2008	5,005,350	5,001,291

Consumer Finance 0.6%
Toyota Motor Credit Corp., FRN, 4.82%, 01/14/2008	6,999,704	6,997,412

Diversified Financial Services 0.9%
Cullinan Finance Corp., FRN, 4.82%, 01/11/2008	4,999,028	4,988,746
Natixis Corp., FRN, 4.99%, 02/11/2008	999,919	999,681
Sigma Finance, Inc., FRN, 4.84%, 06/16/2008	5,000,175	4,993,071

		10,981,498

	Shares	Value

MUTUAL FUND SHARES 0.1%
AIM Short-Term Investments Trust Government and Agency Portfolio, Class I, 4.84% q	835,631	835,631

3

EVERGREEN FUNDAMENTAL LARGE CAP FUND SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)
	Principal Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED continued
REPURCHASE AGREEMENTS ^ 5.6%
ABN AMRO, Inc., 5.02%, dated 10/31/2007, maturing 11/01/2007, maturity value $4,000,558	$4,000,000	$4,000,000
Banc of America Securities, LLC, 5.01%, dated 10/31/2007, maturity date 11/01/2007, maturity value $21,002,923	21,000,000	21,000,000
BNP Paribas Securities, 5.02%, dated 10/312007, maturing 11/01/2007, maturity value $12,001,673	12,000,000	12,000,000
Cantor Fitzgerald & Co., 5.13%, dated 10/31/2007, maturing 11/01/2007, maturity value $4,000,570	4,000,000	4,000,000
Credit Suisse First Boston Corp., 5.02%, dated 10/31/2007, maturing 11/01/2007, maturity value $13,001,813	13,000,000	13,000,000
Deutsche Bank Securities, Inc., 5.02%, dated 10/31/2007, maturing 11/01/2007, maturity value $2,000,279	2,000,000	2,000,000
Dresdner Kleinwort Wasserstein Securities, LLC, 5.02%, dated 10/31/2007, maturing 11/01/2007, maturity value $2,000,279	2,000,000	2,000,000
Greenwich Capital Markets, Inc., 5.02%, dated 10/31/2007, maturing 11/01/2007, maturity value $2,000,279	2,000,000	2,000,000
Lehman Brothers Holdings, Inc., 5.01%, dated 10/31/2007, maturing 11/01/2007, maturity value $5,000,696	5,000,000	5,000,000
Merrill Lynch Pierce Fenner & Smih, Inc., 5.01%, dated 10/31/2007, maturity date 11/01/2007, maturing value $2,000,278	2,000,000	2,000,000

		67,000,000

Total Investments of Cash Collateral from Securities Loaned (cost $115,814,585)		115,595,654

	Shares	value

SHORT-TERM INVESTMENTS 3.3%
MUTUAL FUND SHARES 3.3%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 4.60% ø q (cost $39,764,297)	39,764,297	39,764,297

Total Investments (cost $977,575,347) 109.8%		1,316,926,798
Other Assets and Liabilities (9.8%)		(117,806,433)

Net Assets 100.0%		$1,199,120,365

*	Non-income producing security
ρ	All or a portion of this security is on loan.
+	Security is deemed illiquid.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
^

Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 272 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.

Summary of Abbreviations
ADR	American Depository Receipt
FRN	Floating Rate Note

On October 31, 2007, the aggregate cost of securities for federal income tax purposes was $980,273,176. The gross unrealized appreciation and depreciation on securities based on tax cost was $345,045,951 and $8,392,329, respectively, with a net unrealized appreciation of $336,653,622.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

4

EVERGREEN FUNDAMENTAL LARGE CAP FUND SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

5

EVERGREEN FUNDAMENTAL MID CAP VALUE FUND SCHEDULE OF INVESTMENTS

October 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS 87.8%
CONSUMER DISCRETIONARY 14.0%
Auto Components 1.2%
BorgWarner, Inc.	109	$11,522

Hotels, Restaurants & Leisure 3.4%
Brinker International, Inc.	460	11,680
Darden Restaurants, Inc.	349	15,007
Triarc Companies, Inc., Class A	701	7,928

		34,615

Household Durables 4.9%
Mohawk Industries, Inc. *	336	28,674
Snap-On, Inc.	431	21,511

		50,185

Multi-line Retail 1.2%
Sears Holdings Corp. *	90	12,131

Specialty Retail 3.3%
AnnTaylor Stores Corp. *	625	19,369
Foot Locker, Inc.	973	14,488

		33,857

CONSUMER STAPLES 4.8%
Food Products 4.8%
Sara Lee Corp.	2,398	39,663
Smithfield Foods, Inc. *	316	9,060

		48,723

ENERGY 9.5%
Oil, Gas & Consumable Fuels 9.5%
Cimarex Energy Co.	671	27,182
Newfield Exploration Co. *	209	11,252
Pioneer Natural Resources Co.	442	22,551
St. Mary Land & Exploration Co.	847	35,879

		96,864

FINANCIALS 19.3%
Capital Markets 1.5%
Investment Technology Group, Inc. *	354	14,833

Commercial Banks 3.2%
BOK Financial Corp.	240	13,089
Synovus Financial Corp.	761	20,060

		33,149

Insurance 10.4%
Brown & Brown, Inc.	940	23,679
Everest Re Group, Ltd.	300	31,962
Fidelity National Financial, Inc., Class A	911	14,020
White Mountains Insurance Group, Ltd.	67	36,020

		105,681

Real Estate Investment Trusts 0.7%
Annaly Capital Management, Inc.	444	7,588

Real Estate Management & Development 3.5%
Forest City Enterprises, Inc., Class A	360	20,491
St. Joe Co.	435	14,729

		35,220

HEALTH CARE 3.3%
Health Care Equipment & Supplies 2.0%
Edwards Lifesciences Corp. *	401	20,138

1

EVERGREEN FUNDAMENTAL MID CAP VALUE FUND SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals 1.3%
Endo Pharmaceuticals Holdings, Inc. *	476	$13,947

INDUSTRIALS 11.8%
Air Freight & Logistics 2.2%
UTi Worldwide, Inc.	895	22,832

Building Products 1.1%
USG Corp. *	268	10,653

Commercial Services & Supplies 3.4%
Avery Dennison Corp.	381	22,060
Monster Worldwide, Inc. *	299	12,133

		34,193

Electrical Equipment 1.2%
Belden, Inc.	212	12,353

Machinery 1.3%
Timken Co.	403	13,404

Road & Rail 2.6%
Con-Way, Inc.	630	26,844

INFORMATION TECHNOLOGY 13.4%
Communications Equipment 0.9%
Tellabs, Inc. *	1,047	9,224

Computers & Peripherals 5.3%
Imation Corp.	1,262	28,118
Lexmark International, Inc., Class A *	373	15,662
Western Digital Corp. *	397	10,290

		54,070

Electronic Equipment & Instruments 2.0%
Ingram Micro, Inc., Class A	508	10,790
Vishay Intertechnology, Inc. *	754	9,493

		20,283

IT Services 4.2%
Computer Sciences Corp. *	357	20,845
Global Payments, Inc.	470	22,353

		43,198

Software 1.0%
Check Point Software Technologies, Ltd. *	394	9,953

MATERIALS 4.6%
Containers & Packaging 2.9%
Owens-Illinois, Inc. *	670	29,762

Metals & Mining 1.7%
Commercial Metals Co.	553	17,353

TELECOMMUNICATION SERVICES 1.2%
Diversified Telecommunication Services 1.2%
Citizens Communications Co.	955	12,568

UTILITIES 5.9%
Electric Utilities 3.9%
Mirant Corp.	425	18,003
Westar Energy, Inc.	796	21,189

		39,192

2

EVERGREEN FUNDAMENTAL MID CAP VALUE FUND SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Multi-Utilities 2.0%
Ameren Corp.	377	$20,381

Total Common Stocks (cost $880,164)		894,716

EXCHANGE TRADED FUND 2.8%
iShares Russell Midcap Value Index Fund (cost $28,093)	186	28,216

SHORT-TERM INVESTMENTS 10.5%
MUTUAL FUND SHARES 10.5%
Evergreen Institutional Money Market Fund, Class I, 5.03% q ø (cost $107,039)	107,039	107,039

Total Investments (cost $1,015,296) 101.1%		1,029,971
Other Assets and Liabilities (1.1%)		(11,597)

Net Assets 100.0%		$1,018,374

*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

On October 31, 2007, the aggregate cost of securities for federal income tax purposes was $1,015,296. The gross unrealized appreciation and depreciation on securities based on tax cost was $33,566 and $18,891, respectively, with a net unrealized appreciation of $14,675.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

3

EVERGREEN INTRINSIC VALUE FUND SCHEDULE OF INVESTMENTS

October 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS 97.1%
CONSUMER DISCRETIONARY 9.1%
Household Durables 1.7%
Matsushita Electric Industrial Co., Ltd., ADR	175,200	$3,355,080

Media 3.1%
Time Warner, Inc.	245,200	4,477,352
Warner Music Group Corp. r	177,700	1,808,986

		6,286,338

Multi-line Retail 2.2%
J.C. Penney Co., Inc.	80,250	4,513,260

Specialty Retail 2.1%
Home Depot, Inc.	133,800	4,216,038

CONSUMER STAPLES 17.3%
Beverages 2.5%
Diageo plc, ADR	55,850	5,124,237

Food & Staples Retailing 4.9%
Safeway, Inc.	145,000	4,930,000
Sysco Corp.	144,300	4,948,047

		9,878,047

Food Products 4.8%
Archer Daniels Midland Co.	151,850	5,433,193
Kellogg Co.	81,650	4,310,303

		9,743,496

Personal Products 2.5%
L’Oreal Co., ADR	193,400	5,063,212

Tobacco 2.6%
UST, Inc.	96,980	5,170,974

ENERGY 6.3%
Energy Equipment & Services 3.0%
Weatherford International, Ltd. *	94,500	6,133,995

Oil, Gas & Consumable Fuels 3.3%
ConocoPhillips	77,950	6,622,632

FINANCIALS 16.9%
Capital Markets 5.9%
Charles Schwab Corp.	300,000	6,972,000
Morgan Stanley	73,000	4,909,980

		11,881,980

Commercial Banks 2.8%
Mitsubishi UFJ Financial Group, Inc., ADR	341,100	3,397,356
Wells Fargo & Co.	71,000	2,414,710

		5,812,066

Consumer Finance 0.3%
Discover Financial Services	31,450	606,985

Diversified Financial Services 2.8%
JPMorgan Chase & Co.	120,300	5,654,100

Insurance 5.1%
AFLAC, Inc.	96,200	6,039,436
American International Group, Inc.	67,200	4,241,664

		10,281,100

1

EVERGREEN INTRINSIC VALUE FUND SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE 10.0%
Health Care Equipment & Supplies 4.8%
Baxter International, Inc.	104,500	$6,271,045
Hospira, Inc. *	84,900	3,508,917

		9,779,962

Health Care Providers & Services 1.7%
Universal Health Services, Inc., Class B	69,000	3,363,750

Pharmaceuticals 3.5%
AstraZeneca plc, ADR	52,000	2,553,200
Eli Lilly & Co.	83,000	4,494,450

		7,047,650

INDUSTRIALS 11.4%
Aerospace & Defense 5.3%
Boeing Co.	59,000	5,816,810
Northrop Grumman Corp.	58,300	4,875,046

		10,691,856

Electrical Equipment 2.2%
Thomas & Betts Corp. *	80,000	4,480,800

Machinery 3.9%
Deere & Co.	50,650	7,845,685

INFORMATION TECHNOLOGY 15.5%
Computers & Peripherals 8.3%
Apple, Inc. *	59,400	11,283,030
International Business Machines Corp.	47,550	5,521,506

		16,804,536

Electronic Equipment & Instruments 2.1%
Molex, Inc., Class A	155,200	4,236,960

Semiconductors & Semiconductor Equipment 2.0%
Texas Instruments, Inc.	126,400	4,120,640

Software 3.1%
Oracle Corp. *	282,200	6,256,374

MATERIALS 2.6%
Chemicals 2.6%
Air Products & Chemicals, Inc.	53,600	5,244,760

TELECOMMUNICATION SERVICES 5.2%
Diversified Telecommunication Services 3.0%
AT&T, Inc.	142,297	5,946,592

Wireless Telecommunication Services 2.2%
Vodafone Group plc, ADR	114,300	4,488,561

UTILITIES 2.8%
Multi-Utilities 2.8%
Dominion Resources, Inc.	61,200	5,607,756

Total Common Stocks (cost $180,867,704)		196,259,422

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 1.0%
MUTUAL FUND SHARES 0.5%
AIM Short-Term Investment Trust Government & Agency Portfolio, Class I, 4.84% q	948,111	948,111

2

EVERGREEN INTRINSIC VALUE FUND SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)
	Principal Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED continued
REPURCHASE AGREEMENT ^ 0.5%
Banc of America Securities, LLC, 5.01%, dated 10/31/2007, maturing 11/01/2007, maturity value $1,000,139	$1,000,000	$1,000,000

Total Investments of Cash Collateral from Securities Loaned (cost $1,948,111)		1,948,111

	Shares	Value

SHORT-TERM INVESTMENTS 2.7%
MUTUAL FUND SHARES 2.7%
Evergreen Institutional Money Market Fund, Class I, 5.03% q ø (cost $5,490,319)	5,490,319	5,490,319

Total Investments (cost $188,306,134) 100.8%		203,697,852
Other Assets and Liabilities (0.8%)		(1,624,354)

Net Assets 100.0%		$202,073,498

r	All or a portion of this security is on loan.
*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
^

Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 55 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

ADR	American Depository Receipt

On October 31, 2007, the aggregate cost of securities for federal income tax purposes was $188,306,134. The gross unrealized appreciation and depreciation on securities based on tax cost was $23,704,585 and $8,312,867, respectively, with a net unrealized appreciation of $15,391,718.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

3

EVERGREEN SMALL CAP VALUE FUND SCHEDULE OF INVESTMENTS

October 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS 97.6%
CONSUMER DISCRETIONARY 8.1%
Household Durables 1.7%
Ethan Allen Interiors, Inc. ρ	100,000	$3,086,000

Specialty Retail 6.4%
Group 1 Automotive, Inc. ρ	190,000	5,899,500
Men’s Wearhouse, Inc.	130,000	5,493,800

		11,393,300

CONSUMER STAPLES 1.5%
Food Products 1.5%
Reddy Ice Holdings, Inc.	100,000	2,769,000

ENERGY 13.1%
Energy Equipment & Services 6.3%
Complete Production Services, Inc. *	250,000	4,975,000
Superior Energy Services, Inc. *	170,000	6,303,600

		11,278,600

Oil, Gas & Consumable Fuels 6.8%
Forest Oil Corp. *	140,000	6,802,600
Newfield Exploration Co. *	50,000	2,692,000
W&T Offshore, Inc.	100,000	2,682,000

		12,176,600

FINANCIALS 17.9%
Commercial Banks 10.3%
American West Bancorp ρ	170,000	3,286,100
First State Bancorp	210,000	3,563,700
Prosperity Bancshares, Inc.	200,000	6,464,000
Whitney Holding Corp.	200,000	5,132,000

		18,445,800

Consumer Finance 1.1%
Cash America International, Inc.	49,400	1,926,600

Insurance 3.8%
HCC Insurance Holdings, Inc.	230,000	6,874,700

Real Estate Investment Trusts 2.7%
Ashford Hospitality Trust ρ	500,000	4,920,000

HEALTH CARE 7.0%
Health Care Providers & Services 7.0%
Owens & Minor, Inc.	150,000	6,081,000
Pediatrix Medical Group, Inc. *	100,000	6,550,000

		12,631,000

INDUSTRIALS 25.0%
Aerospace & Defense 4.6%
Esterline Technologies Corp. *	150,000	8,217,000

Air Freight & Logistics 2.2%
Pacer International, Inc.	270,000	3,979,800

Electrical Equipment 4.2%
Ametek, Inc.	160,000	7,520,000

Machinery 11.7%
Barnes Group, Inc. ρ	215,000	7,896,950
Commercial Vehicle Group, Inc. *	290,000	3,952,700
Gehl Co. *	50,000	956,500
Kennametal, Inc.	90,000	8,208,900

		21,015,050

1

EVERGREEN SMALL CAP VALUE FUND SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Road & Rail 2.3%
YRC Worldwide, Inc. * ρ	170,000	$4,178,600

INFORMATION TECHNOLOGY 12.1%
Electronic Equipment & Instruments 7.7%
Arrow Electronics, Inc. *	180,000	7,196,400
Benchmark Electronics, Inc. *	309,500	6,347,845
Nu Horizons Electronics Corp. *	42,100	301,436

		13,845,681

IT Services 1.9%
Perot Systems Corp., Class A *	234,300	3,420,780

Semiconductors & Semiconductor Equipment 2.5%
Entegris, Inc. *	500,000	4,565,000

MATERIALS 12.9%
Chemicals 10.9%
Albemarle Corp.	155,000	7,402,800
Cytec Industries, Inc.	85,000	5,670,350
Scotts Miracle-Gro Co., Class A ρ	140,000	6,424,600

		19,497,750

Metals & Mining 2.0%
Commercial Metals Co.	115,300	3,618,114

Total Common Stocks (cost $128,255,255)		175,359,375

	Principal Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 14.1%
CORPORATE BONDS 6.1%
Capital Markets 1.1%
Bear Stearns Cos., FRN, 5.08%, 01/10/2008	$1,000,488	998,945
Morgan Stanley, FRN, 5.12%, 01/11/2008	1,001,070	1,000,258

		1,999,203

Consumer Finance 3.3%
Cullinan Finance Corp., FRN, 4.82%, 01/11/2008	4,999,028	4,988,746
Toyota Motor Credit Corp., FRN, 4.82%, 05/08/2008	1,000,000	998,890

		5,987,636

Diversified Financial Services 1.7%
Bank of America Corp., FRN, 4.99%, 06/13/2008	3,000,000	3,000,592

	Shares	Value

MUTUAL FUND SHARES 0.2%
AIM Short-Term Investments Trust Government & Agency Portfolio, Class I, 4.84% q	288,272	288,272

2

EVERGREEN SMALL CAP VALUE FUND SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)
	Principal Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED continued
REPURCHASE AGREEMENTS ^ 7.8%
BNP Paribas SA, 5.02%, dated 10/31/2007, maturing 11/01/2007, maturity value $5,000,697	$5,000,000	$5,000,000
Credit Suisse First Boston, LLC, 5.02%, dated 10/31/2007, maturing 11/01/2007, maturity value $1,000,139	1,000,000	1,000,000
Deutsche Bank Securities, Inc., 5.02%, dated 10/31/2007, maturing 11/01/2007, maturity value $1,000,139	1,000,000	1,000,000
Dresdner Kleinwort Wasserstein Securities, LLC, 5.02%, dated 10/31/2007, maturing 11/01/2007, maturity value $1,000,139	1,000,000	1,000,000
Lehman Brothers, Inc., 5.01%, dated 10/31/2007, maturing 11/01/2007, maturity value $4,000,557	4,000,000	4,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., 5.01%, dated 10/31/2007, maturing 11/01/2007, maturity value $2,000,278	2,000,000	2,000,000

		14,000,000

Total Investments of Cash Collateral from Securities Loaned (cost $25,275,703)		25,275,703

Total Investments (cost $153,530,958) 111.7%		200,635,078
Other Assets and Liabilities (11.7%)		(21,062,301)

Net Assets 100.0%		$179,572,777

ρ	All or a portion of this security is on loan.
*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
^

Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 76 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.

Summary of Abbreviations

FRN	Floating Rate Note

On October 31, 2007, the aggregate cost of securities for federal income tax purposes was $153,530,958. The gross unrealized appreciation and depreciation on securities based on tax cost was $55,011,830 and $7,907,710, respectively, with a net unrealized appreciation of $47,104,120.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

3

EVERGREEN SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS

October 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS 91.0%
CONSUMER DISCRETIONARY 14.9%
Auto Components 0.9%
Modine Manufacturing Co.	664,128	$15,447,617
Superior Industries International, Inc. ρ	209,173	4,227,387

		19,675,004

Hotels, Restaurants & Leisure 4.8%
IHOP Corp. ρ	389,970	24,696,800
Ruby Tuesday, Inc. ρ	2,007,602	32,061,404
Triarc Companies, Inc., Class A	1,025,711	11,600,791
Triarc Companies, Inc., Class B	3,029,590	33,931,408

		102,290,403

Household Durables 3.3%
BLYTH, Inc. ρ	592,641	11,313,517
Cavco Industries, Inc. *	321,230	12,627,551
Dixie Group, Inc. * +	602,479	5,904,294
Ethan Allen Interiors, Inc. ρ	477,589	14,738,396
Furniture Brands International, Inc. ρ	501,225	6,039,761
Helen of Troy Corp. *	249,402	4,489,236
La-Z-Boy, Inc. ρ	479,002	3,779,326
Tupperware Brands Corp. ρ	325,037	11,733,836

		70,625,917

Media 1.0%
Getty Images, Inc. *	120,500	3,404,125
Journal Communications, Inc., Class A ρ	1,993,953	17,766,121

		21,170,246

Specialty Retail 3.5%
Charming Shoppes, Inc. *	538,942	3,998,950
Children’s Place Retail Stores, Inc. * ρ	348,300	8,916,480
Christopher & Banks Corp. ρ	556,943	7,641,258
Finish Line, Inc., Class A	324,000	1,215,000
Foot Locker, Inc.	2,107,534	31,381,181
Pier 1 Imports, Inc. ρ	497,340	2,531,461
Zale Corp. * ρ	960,332	20,243,798

		75,928,128

Textiles, Apparel & Luxury Goods 1.4%
K-Swiss, Inc., Class A	149,535	3,499,119
Kellwood Co. ρ	695,184	11,519,199
Kenneth Cole Productions, Inc., Class A	612,331	11,432,220
Oxford Industries, Inc.	165,000	4,275,150

		30,725,688

CONSUMER STAPLES 4.2%
Food & Staples Retailing 2.0%
Casey’s General Stores, Inc. ρ	1,476,921	42,092,249

Food Products 1.1%
American Italian Pasta Co., Class A * ρ	412,701	3,710,182
Tootsie Roll Industries, Inc. ρ	179,702	4,630,920
TreeHouse Foods, Inc. *	575,304	16,050,982

		24,392,084

Household Products 0.6%
WD-40 Co.	323,425	12,807,630

Personal Products 0.5%
Central Garden & Pet Co. ρ	219,761	1,821,819
Prestige Brands Holdings, Inc. *	853,160	8,924,053

		10,745,872

1

EVERGREEN SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
ENERGY 8.2%
Energy Equipment & Services 1.1%
Atwood Oceanics, Inc. * ρ	282,170	$23,770,001

Oil, Gas & Consumable Fuels 7.1%
BioFuel Energy Corp. * ρ	453,198	2,488,057
Forest Oil Corp. *	511,259	24,842,075
Mariner Energy, Inc. * ρ	1,544,155	38,603,875
Stone Energy Corp. * ρ	1,025,601	45,721,292
Venoco, Inc. *	245,194	5,605,135
Whiting Petroleum Corp. *	651,055	35,196,033

		152,456,467

FINANCIALS 17.0%
Capital Markets 1.0%
ACA Capital Holdings, Inc. * ρ	537,103	1,858,376
Knight Capital Group, Inc., Class A *	1,226,233	16,443,785
Westwood Holdings Group, Inc. +	85,344	3,243,072

		21,545,233

Commercial Banks 5.7%
Amcore Financial, Inc. +	1,016,689	24,105,696
BancorpSouth, Inc. ρ	1,146,885	27,823,430
Citizens Republic Bancorp, Inc. ρ	537,495	8,180,674
First Citizens Bancshares, Inc., Class A	265,688	43,261,977
First State Bancorp	252,127	4,278,595
Renasant Corp. ρ	190,100	4,419,825
UMB Financial Corp.	263,548	11,069,016

		123,139,213

Consumer Finance 0.1%
Advance America Cash Advance Centers, Inc.	122,875	1,174,685

Insurance 7.2%
Assured Guaranty, Ltd.	937,637	21,631,286
Endurance Specialty Holdings, Ltd. ρ	973,699	38,178,738
Hilb, Rogal & Hobbs Co. ρ	871,321	38,399,116
IPC Holdings, Ltd. ρ	814,698	24,367,617
Stewart Information Services Corp. ρ	1,094,832	31,750,128

		154,326,885

Real Estate Investment Trusts 0.5%
Deerfield Triarc Capital Corp. ρ	1,233,853	11,783,296

Real Estate Management & Development 0.9%
Forest City Enterprises, Inc., Class A	325,141	18,507,026

Thrifts & Mortgage Finance 1.6%
BankAtlantic Bancorp, Inc., Class A ρ	1,371,991	5,638,883
NewAlliance Bancshares, Inc. ρ	2,010,118	28,121,551

		33,760,434

HEALTH CARE 2.5%
Health Care Equipment & Supplies 0.4%
Edwards Lifesciences Corp. * ρ	174,058	8,741,193

Health Care Providers & Services 0.9%
AMN Healthcare Services, Inc. *	523,104	9,944,207
Cross Country Healthcare, Inc. *	553,690	8,698,470

		18,642,677

Life Sciences Tools & Services 0.5%
Cambrex Corp.	1,033,336	11,769,697

2

EVERGREEN SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE contiuned
Pharmaceuticals 0.7%
Alpharma, Inc., Class A ρ	515,234	$10,624,125
Aspreva Pharmaceuticals Corp. * ρ	167,136	4,258,625

		14,882,750

INDUSTRIALS 19.5%
Aerospace & Defense 0.7%
GenCorp, Inc. * ρ	1,395,015	16,433,277

Commercial Services & Supplies 3.7%
ACCO Brands Corp. * ρ	212,731	4,560,953
Deluxe Corp.	209,284	8,442,517
Heidrick & Struggles International, Inc.	356,593	15,411,949
Kelly Services, Inc., Class A	354,045	7,445,566
Korn/Ferry International	812,777	15,572,807
Viad Corp.	773,143	27,400,188

		78,833,980

Electrical Equipment 3.4%
EnerSys, Inc. *	296,134	5,365,948
Franklin Electric Co., Inc. ρ	436,974	19,038,957
Genlyte Group, Inc. * ρ	411,806	26,808,571
Superior Essex, Inc. *	638,826	21,240,964

		72,454,440

Machinery 7.7%
Briggs & Stratton Corp. ρ	851,406	19,165,149
Crane Co.	474,571	22,513,648
EnPro Industries, Inc. * ρ	305,782	12,540,120
Gardner Denver, Inc. *	439,387	15,875,052
Kadant, Inc. * +	1,043,698	33,888,874
Mueller Industries, Inc.	1,647,422	59,241,295
Xerium Technologies, Inc. ρ	493,598	2,028,688

		165,252,826

Marine 1.2%
Horizon Lines, Inc. ρ	828,749	26,072,444

Road & Rail 2.4%
Arkansas Best Corp. ρ	800,663	21,978,199
Dollar Thrifty Automotive Group, Inc. *	463,185	15,979,883
Werner Enterprises, Inc. ρ	761,691	14,487,363

		52,445,445

Trading Companies & Distributors 0.4%
NuCo2, Inc. * ρ	333,002	8,588,122

INFORMATION TECHNOLOGY 11.0%
Communications Equipment 1.2%
Avocent Corp. *	137,500	3,716,625
Black Box Corp. ρ	538,687	21,536,706

		25,253,331

Computers & Peripherals 3.3%
Adaptec, Inc. *	3,440,268	12,144,146
Imation Corp. ρ	1,845,038	41,107,447
Quantum Corp. *	3,496,782	13,987,128
Silicon Graphics, Inc. ρ	205,239	3,846,179

		71,084,900

3

EVERGREEN SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Electronic Equipment & Instruments 2.1%
AVX Corp.	744,995	$11,510,172
Insight Enterprises, Inc. *	69,828	1,930,046
Kemet Corp. * ρ	754,183	5,332,074
Orbotech, Ltd. *	791,194	16,377,716
Technitrol, Inc.	352,937	10,379,877

		45,529,885

IT Services 0.8%
Gevity HR, Inc. ρ	567,006	5,658,720
MoneyGram International, Inc. ρ	718,328	11,457,331

		17,116,051

Semiconductors & Semiconductor Equipment 2.1%
Cabot Microelectronics Corp. * ρ	295,536	11,726,869
Conexant Systems, Inc. * ρ	1,764,600	2,258,688
DSP Group, Inc. *	478,652	7,557,915
Exar Corp. *	535,343	6,509,771
Lattice Semiconductor Corp. * ρ	1,471,436	6,150,602
Nextest Systems Corp. *	129,723	1,749,963
Standard Microsystems Corp. * ρ	158,178	6,168,942
Zoran Corp. * ρ	134,747	3,436,049

		45,558,799

Software 1.5%
Borland Software Corp. * ρ	1,919,063	8,405,496
Corel Corp. *	934,887	12,078,740
Novell, Inc. *	1,553,467	11,744,211

		32,228,447

MATERIALS 9.6%
Chemicals 1.8%
A. Schulman, Inc.	642,595	15,171,668
American Pacific Corp. * +	355,571	6,674,068
Arch Chemicals, Inc. ρ	367,328	16,757,503

		38,603,239

Construction Materials 0.7%
Eagle Materials, Inc. ρ	374,563	14,798,984

Containers & Packaging 2.4%
Owens-Illinois, Inc. *	731,737	32,503,758
Packaging Corporation of America ρ	565,222	17,996,668

		50,500,426

Metals & Mining 1.7%
Quanex Corp. ρ	899,541	37,052,094

Paper & Forest Products 3.0%
Glatfelter ρ	628,797	10,104,768
Louisiana-Pacific Corp.	387,022	6,370,382
Neenah Paper, Inc. ρ	899,241	30,574,194
Schweitzer-Mauduit International, Inc.	615,824	17,255,388

		64,304,732

TELECOMMUNICATION SERVICES 0.4%
Diversified Telecommunication Services 0.4%
Citizens Communications Co. ρ	624,086	8,212,972

4

EVERGREEN SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
UTILITIES 3.7%
Electric Utilities 3.0%
Allete, Inc. ρ	974,667	$42,583,201
El Paso Electric Co. *	899,642	21,906,283

		64,489,484

Gas Utilities 0.7%
Atmos Energy Corp. ρ	560,456	15,720,791

Total Common Stocks (cost $1,845,563,436)		1,955,487,447

EXCHANGE TRADED FUND 1.6%
iShares Russell 2000 Value Index Fund ρ (cost $34,524,078)	445,900	34,533,240

	Principal Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 24.7%
CERTIFICATE OF DEPOSIT 0.7%
Credit Industries, 4.97%, 03/20/2008	$8,998,970	9,001,496
Unicredito Italiano SpA, 5.35%, 05/06/2008	6,449,619	6,492,032

		15,493,528

COMMERCIAL PAPER 2.1%
Cheyne Finance, LLC, FRN, 5.00%, 05/19/2008 ☐ + •	15,000,000	14,670,000
East Fleet Finance, LLC, FRN, 4.99%, 12/03/2007	19,996,922	19,999,644
Erste Finance, LLC, FRN, 4.97%, 01/11/2008	10,000,000	10,000,000

		44,669,644

CORPORATE BONDS 7.6%
Capital Markets 2.4%
Bear Stearns Cos., FRN, 5.08%, 01/10/2008	10,004,880	9,989,452
Citigroup Global Markets, Inc., 5.06%, 11/01/2007	20,000,000	20,000,000
Goldman Sachs Group, Inc., FRN, 5.10%, 12/28/2007	5,004,970	5,000,141
Morgan Stanley, FRN, 5.12%, 01/11/2008	15,016,335	15,003,873

		49,993,466

Commercial Banks 0.3%
American Express Bank FSB, FRN, 5.08%, 11/21/2007	7,006,153	7,000,100

Consumer Finance 3.0%
Beta Finance, Inc., FRN, 5.01%, 07/18/2008	20,000,000	19,969,184
Carrera Capital Finance, LLC, FRN, 4.85%, 01/25/2008	9,999,000	9,998,172
Cortland Capital, LLC, FRN, 4.99%, 04/10/2008	9,999,077	9,997,172
Harrier Finance Funding, LLC, FRN, 5.04%, 01/28/2008	10,001,920	9,997,572
Toyota Motor Credit Corp., FRN, 4.82%, 05/08/2008	5,000,000	4,994,451
White Pine Finance, LLC, FRN, 5.05%, 03/17/2008	9,996,524	9,994,752

		64,951,303

Diversified Financial Services 1.9%
Bank of America Corp., FRN, 4.99%, 06/13/2008	10,000,000	10,001,972
Natixis Corp., FRN, 4.99%, 02/11/2008	9,999,193	9,996,812
Premier Asset Collateralized Entity, LLC, FRN, 5.07%, 05/15/2008	10,998,900	10,990,850
Sigma Finance, Inc., FRN, 4.84%, 06/18/2008	10,000,350	9,986,142

		40,975,776

	Shares	Value

MUTUAL FUND SHARES 0.1%
AIM Short-Term Investment Trust Government & Agency Portfolio, Class I, 4.84% q	1,125,951	1,125,951

5

EVERGREEN SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)
	Principal Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED continued
REPURCHASE AGREEMENTS ^ 13.8%
ABN AMRO, Inc., 5.02%, dated 10/31/2007, maturing 11/01/2007, maturity value $49,006,833	$49,000,000	$49,000,000
Banc of America Securities, LLC, 5.01%, dated 10/31/2007, maturing 11/01/2007, maturity value $67,009,324	67,000,000	67,000,000
BNP Paribas Securities, Inc., 5.02%, dated 10/31/2007, maturing 11/01/2007, maturity value $5,000,697	5,000,000	5,000,000
Cantor Fitzgerald & Co., 5.125%, dated 10/31/2007, maturing 11/01/2007, maturity value $6,000,854	6,000,000	6,000,000
Credit Suisse First Boston, LLC, 5.02%, dated 10/31/2007, maturing 11/01/2007, maturity value $22,003,068	22,000,000	22,000,000
Deutsche Bank Securities, Inc., 5.02%, dated 10/31/2007, maturing 11/01/2007, maturity value $21,002,928	21,000,000	21,000,000
Dresdner Kleinwort Wasserstein Securities, LLC, 5.02%, dated 10/31/2007, maturing 11/01/2007, maturity value $38,005,299	38,000,000	38,000,000
Greenwich Capital Markets, Inc., 5.02%, dated 10/31/2007, maturing 11/01/2007, maturity value $37,005,159	37,000,000	37,000,000
Lehman Brothers, Inc., 5.01%, dated 10/31/2007, maturing 11/01/2007, maturity value $26,003,618	26,000,000	26,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., 5.01%, dated 10/31/2007, maturing 11/01/2007, maturity value $25,003,479	25,000,000	25,000,000

		296,000,000

YANKEE OBLIGATIONS – CORPORATE 0.4%
Commercial Banks 0.4%
BNP Paribas SA, FRN, 4.85%, 02/22/2008	10,003,000	9,996,882

Total Investments of Cash Collateral from Securities Loaned (cost $530,535,047)		530,206,650

	Shares	Value

SHORT-TERM INVESTMENTS 6.9%
MUTUAL FUND SHARES 6.9%
Evergreen Institutional Money Market Fund, Class I, 5.03% q ø (cost $147,176,115)	147,176,115	147,176,115

Total Investments (cost $2,557,798,676) 124.2%		2,667,403,452
Other Assets and Liabilities (24.2%)		(518,885,537)

Net Assets 100.0%		$2,148,517,915

ρ	All or a portion of this security is on loan.
*	Non-income producing security.
+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
q	Rate shown is the 7-day annualized yield at period end.
^

Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 171 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
FRN	Floating Rate Note

On October 31, 2007, the aggregate cost of securities for federal income tax purposes was $2,560,579,480. The gross unrealized appreciation and depreciation on securities based on tax cost was $302,644,210 and $195,820,238, respectively, with a net unrealized appreciation of $106,823,972.

6

EVERGREEN SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

Securities Lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

7

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust
By:
Dennis H. Ferro, Principal Executive Officer

Date: December 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Dennis H. Ferro, Principal Executive Officer

Date: December 28, 2007
By:
Jeremy DePalma Principal Financial Officer

Date: December 28, 2007